Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Contractual Obligations From Significant Commitments

(In thousands)	December 31, 2012	December 31, 2011

Commitments to extend credit:
Home equity lines	$156,274	$143,856
Commercial real estate	33,869	29,995
Other commitments	171,670	185,602
Standby letters of credit	16,743	20,110
Commercial letters of credit	425	412